Note 29 - Provisions (Details Textual) - Provision for decommissioning, restoration and rehabilitation costs for Blanket mine [member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Major assumptions made concerning future events, other provisions, discount rate	1.94%	1.45%
Major assumptions made concerning future events, other Provisions, inflation rate	2.26%	2.05%
Other provisions, undiscounted cash flows	$ 3,087	$ 3,389